Impairment Charges and Impairment of Joint Venture Investments (Details) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairment charges on consolidated assets and unconsolidated joint venture investments
Land held for development				$ 54,200,000	$ 54,300,000
Undeveloped land				9,000,000	30,500,000	400,000
Assets marketed for sale				4,700,000		11,800,000
Total continuing operations				67,912,000	84,855,000	12,245,000
Sold assets or assets held for sale			15,200,000	57,900,000	51,800,000	73,800,000
Assets formerly occupied by Mervyns					35,300,000	68,700,000
Total discontinued operations				57,900,000	87,100,000	142,500,000
Impairment of joint venture investments				2,921,000	227,000	184,584,000
Total impairment charges	47,400,000	29,100,000		128,700,000	172,100,000	339,300,000
Impairment Charges (Textual) [Abstract]
Company's share of impairment related to land under development for consolidated joint ventures				50,400,000	41,900,000
Impairment Charge related to abandoned development project		19,300,000			19,300,000
Company's share of impairment of assets formerly occupied by major tenant					$ 16,500,000	$ 33,600,000